Investment Strategy	Apr. 09, 2025
Simplify Target 15 Distribution ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser seeks to fulfill the Fund’s investment objective by using two income strategies: (1) an interest income strategy and (2) an income generating option spread strategy. Target 15 in the Fund’s name refers to the goal of making monthly distributions at an annualized rate (after fees and expenses) of 15%. This goal is merely aspirational as the Fund is not a managed distribution fund that will meet a distribution target regardless of Fund returns. The Fund’s distribution policy is not guaranteed to generate distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss. There is no guarantee that the adviser will be successful in its attempt to have the Fund’s distribution payments meet the target without some return of capital.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. The Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a barrier against losses that serves to provide for a maximum amount of potential losses. As a result, an investor can lose its entire investment prior to consideration of any distribution payments.

Interest Income Strategy

The Fund invests primarily in interest income producing U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury and fixed income ETFs that invest primarily in U.S. Government securities. The Fund targets an average securities portfolio duration of two years or less but does not restrict individual security maturity. Duration is a measure of the price sensitivity of a debt instrument when interest rates change. For example, if a note has a duration of 1 year, a 1% rise in rates would result in a 1% decline in price. The adviser selects securities to maximize portfolio yield within the current duration target and the adviser sells securities primarily to adjust portfolio duration.

Income Generating Option Spread Strategy

To generate additional income, the Fund employs an option spread writing strategy on equity ETFs and equity indexes that are representative of major equity market sectors: (i) large capitalization stocks, (ii) domestic and international nonfinancial stocks, and (iii) small capitalization stocks. Written options are partially hedged because the Fund owns a partially offsetting option to reduce a portion of the Fund’s risk. The adviser selects equity indexes and equity ETFs holding stocks of any market capitalization. The adviser focuses on indexes that are representative of major equity market sectors described above and index-based domestically-traded ETFs linked to those indexes. The Fund’s adviser anticipates focusing on using three ETFs that are representative of major equity market sectors, large capitalization stocks, domestic and international nonfinancial stocks, and small capitalization stocks as represented by: (1) SPDR® S&P 500® ETF Trust (“SPY”), (2) Invesco QQQ Trust℠, Series 1 (“QQQ”), and (3) iShares® Russell 2000 ETF (“IWM”), respectively. However, with notice to shareholders, other major equity market sectors, as represented by indexes or ETFs may be used if they offer higher returns.

Option spread writing is intended to generate income for the Fund by capturing written put option premiums that are larger than the cost of purchasing a partially offsetting put option. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. For example, in general conceptual terms, if the Fund received $7 for writing a one-year put option with a strike price of $100 when the reference asset was at $100; while simultaneously investing $5 in one-year put option with a strike price of $95, it would have a potential income gain of $2 if both options expired worthless. The $2 gain is the difference between the premium received and premium spent. In this example, the options will expire worthless if the reference asset is at $100 or higher at the end of one year. However, if the reference assets price is lower than $100 at the end of one year the Fund may suffer losses and generate no income. Specifically, if the reference asset price at the end of one year was $95 or lower the Fund would suffer a net loss of $3 ($5 net loss on the combination of the written option and the purchased option that is partially offset by the net $2 premium received).

The adviser executes the option strategy primarily through over-the-counter options, swap contracts and forward contracts, but may also use listed options. Swaps and forwards are used to produce option-like outcomes when they are more economically efficient than options. The adviser uses a proprietary selection process that focuses on (i) allocation among option sub-strategies that are, in total, expected to produce at least 15% annual returns; and (ii) option strike prices and maturities consistent with the 15% return goal. The adviser focuses the Fund’s portfolio on options with a one-year maturity. However, because the size of the Fund, index price levels, and ETF prices will change over time, the Fund’s option portfolio will have multiple maturities and strike prices. The adviser replaces maturing options and may adjust positions following a large (over 10%) price swing in an option’s reference asset price. The adviser has no set rebalancing or resetting cycle for the Fund’s portfolio but will make an adjustment to produce higher expected returns.

The following describes the spread option strategies employed, whether directly through options or through options imbedded in a swap contract or forward contract. The Fund anticipates investing primarily under the “Worst of Three” Barrier Put Spread Sub-Strategy described below, but will increase allocations to the Barrier Put Spread Sub-Strategy and General Put Spread Sub-Strategy to attempt to achieve the 15% return goal, if the Worst of Three Barrier Put Spread Sub-Strategy is insufficient to reach this goal. The adviser may not be successful in implementing any of the spread strategies.

Barrier Put Spread Sub-Strategy

In a barrier put spread strategy the Fund seeks to provide an investment “barrier” – an investment strategy whereby a payoff depends upon whether a reference asset has breached a predetermined performance level (e.g. 25% loss). However, barriers will likely range from 10% to 30%. For an outcome period for a particular spread, the Fund establishes a barrier against losses that is based upon the performance of a reference asset over the duration of the outcome period. The Fund is not expected to experience losses, on a specific barrier spread, over the course of an outcome period if the market value of the reference asset decreases by the barrier amount (e.g. 25%) or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. If at the conclusion of an outcome period, the reference asset losses have breached the barrier, the Fund will experience losses. Generally, losses will be to the full extent of the reference asset on a one-to-one basis. The adviser may not be successful in implementing a barrier spread strategy.

The Barrier. Fund shareholders are subject to all of the losses experienced by the reference asset, such as an index or index-representative ETF (“RA”); however, for a specific barrier put spread, the Fund provides a barrier such that investors will only experience losses if the RA experiences losses that exceed the barrier at the end of a selected outcome period. For example, a specific barrier might be set at a level such that investors are not expected to experience losses against the first 25% of RA losses over the course of a selected outcome period, to the extent RA decreases in value by 25% or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. The barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the barrier will be reduced by the Fund’s annual management of 0.75% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s barrier strategy, for a specific barrier put spread, is designed to produce outcomes upon the expiration of its barrier-related options investments on the last day of a selected outcome period and it therefore should not be expected that the barrier will be provided at any point prior to the last day of a selected outcome period. There is theoretically no limit on losses the Fund could experience, and an investor may lose all of its investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s barrier-related options is such that, for a specific barrier put spread, if at the conclusion of a selected outcome period, RA losses have breached the barrier, the Fund will begin to experience losses starting at the barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, for a specific barrier put spread, the operation of the Fund’s barrier-related options is such that, at the end of a selected outcome period, if RA losses measured over a outcome period exceed the barrier (in this example, 25%) but are less than 26%, the Fund will experience, prior to the payment of any distributions, accelerated losses from 0% to 26%. If, for a specific barrier put spread, at the end of a selected outcome period, RA losses measured over an outcome period exceed 26%, the Fund will experience, prior to the payment of any distributions, one-to-one losses of the RA.

●	Initial Breach Losses. For a specific barrier put spread, Initial Breach Losses occur when RA has exceeded the barrier, but by an amount less than or equal to 26%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as a sold put option contract. Specifically, in this example the Fund invests in a package of 25 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put option that provides one-to-one downside exposure starting at -25% of RA. If, for a specific barrier put spread, RA losses exceed the barrier, but by an amount less than or equal to 27%, the Fund will experience the below losses over an outcome period:

Example Outcome Period Initial and Full Breach Losses Profile

SPY Losses	Put Spread Losses	Put Losses	Contribution to Fund Performance
-25.00%	0.00%	0.00%	0.00%
-25.25%	-6.25%	-0.25%	-6.50%
-25.50%	-12.50%	-0.50%	-13.00%
-25.75%	-18.75%	-0.75%	-19.50%
-26.00%	-25.00%	-1.00%	-26.00%
-27.00%	-25.00%	-2.00%	-27.00%

●	Full Breach Losses. For a specific barrier put spread, Full Breach Losses occur after RA losses are equal to or exceed 26%. Full Breach Losses, for a specific barrier put spread, are a result of the Fund’s barrier-related options and expose the Fund to the extent of RA losses on a one-to-one basis over the course of a selected outcome period. As shown in the table above, for a specific barrier put spread, if RA’s loss has exceeded 26%, the Fund’s put spread options will produce a loss of 25% and the Fund’s naked put option will produce the remaining loss such that losses, in combination, will equal the losses of RA. There is no limit on losses the Fund can experience, and an investor may lose nearly its entire investment.

“Worst of Three” Barrier Put Spread Sub-Strategy

This sub-strategy is the focus of the Fund’s option writing strategy. A “worst of” barrier put spread strategy is designed to produce the same return outcome profile as a barrier strategy, but rather than use a single reference asset, three reference assets are used. This type of option that binds up three reference assets is complex and is sometimes referred to as a compound option (i.e. an option on more than one reference asset). The adviser expects to execute this aspect of the strategy through an over-the-counter option or as embedded in a swap. However, “worst of” barrier option spreads do not provide a portfolio-wide level of downside protection. Here, on a specific “worst of” barrier spread, the predetermined performance level (e.g. 25%) is measured against the worst performing of the reference assets over an outcome period. However, barriers will likely range from 10% to 30%. The adviser may not be successful in implementing a “worst of” barrier spread strategy.

General Put Spread Sub-Strategy

When the adviser believes non-barrier option writing is compelling, it may employ other put spread strategies. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. However, option spreads do not provide a portfolio-wide level of downside protection. The adviser may not be successful in implementing a general spread strategy.

Generally, the adviser writes options (whether direct or through options imbedded in a swap contract or forward contract) that it expects to expire worthless. Additionally, while the adviser expects options to be held to expiration, it may adjust positions following a large (over 10%) price swing in an option’s reference asset price.

A put option gives the owner the right, but not the obligation, to sell a reference asset at a specified price (strike price) within, or at the end of, a specific time period. An at-the-money put option has a strike price equal to the current price of the reference asset. An out-of-the-money put option has a strike price below the current price of the reference asset. By selling put options in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written options. For example, if a written option expires worthless, the entire premium received is income to the Fund. While derivative-based gains are considered capital gains under GAAP (generally accepted accounting principles) they are commonly described as income by securities market participants. The Fund has adopted the market convention of describing option premium as income. The option writing strategy is a form of leveraged investing. The adviser primarily considers options, swaps and forwards with up to two years to maturity. However, the adviser anticipates concentrating on options (whether direct or imbedded in a swap or forward) with shorter maturities because the option value erodes faster than with long-term options. For example, the option premium received by the Fund for writing a sequence of one-year options would be larger than the option premium received by the Fund for writing a single two-year option.

When writing options or entering into swap and forward contracts, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Simplify Target 25 Distribution ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser seeks to fulfill the Fund’s investment objective by using two income strategies: (1) an interest income strategy and (2) an income generating option spread strategy. Target 25 in the Fund’s name refers to the goal of making monthly distributions at an annualized rate (after fees and expenses) of 25%. This goal is merely aspirational as the Fund is not a managed distribution fund that will meet a distribution target regardless of Fund returns.

The Fund’s distribution policy is not guaranteed to generate distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss. There is no guarantee that the adviser will be successful in its attempt to have the Fund’s distribution payments meet the target without some return of capital.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. The Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a barrier against losses that serves to provide for a maximum amount of potential losses. As a result, an investor can lose its entire investment prior to consideration of any distribution payments.

Interest Income Strategy

The Fund invests primarily in interest income producing U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury and fixed income ETFs that invest primarily in U.S. Government securities. The Fund targets an average securities portfolio duration of two years or less but does not restrict individual security maturity. Duration is a measure of the price sensitivity of a debt instrument when interest rates change. For example, if a note has a duration of 1 year, a 1% rise in rates would result in a 1% decline in price. The adviser selects securities to maximize portfolio yield within the current duration target and the adviser sells securities primarily to adjust portfolio duration.

Income Generating Option Spread Strategy

To generate additional income, the Fund employs an option spread writing strategy on equity ETFs and equity indexes that are representative of major equity market sectors: (i) large capitalization stocks, (ii) domestic and international nonfinancial stocks, and (iii) small capitalization stocks. Written options are partially hedged because the Fund owns a partially offsetting option to reduce a portion of the Fund’s risk. The adviser selects equity indexes and equity ETFs holding stocks of any market capitalization. The adviser focuses on indexes that are representative of major equity market sectors described above and index-based domestically-traded ETFs linked to those indexes. The Fund’s adviser anticipates focusing on using three ETFs that are representative of major equity market sectors, large capitalization stocks, domestic and international nonfinancial stocks, and small capitalization stocks as represented by: (1) SPDR® S&P 500® ETF Trust (“SPY”), (2) Invesco QQQ Trust℠, Series 1 (“QQQ”), and (3) iShares® Russell 2000 ETF (“IWM”), respectively. However, with notice to shareholders, other major equity market sectors, as represented by indexes or ETFs may be used if they offer higher returns.

Option spread writing is intended to generate income for the Fund by capturing written put option premiums that are larger than the cost of purchasing a partially offsetting put option. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. For example, in general conceptual terms, if the Fund received $7 for writing a one-year put option with a strike price of $100 when the reference asset was at $100; while simultaneously investing $5 in one-year put option with a strike price of $95, it would have a potential income gain of $2 if both options expired worthless. The $2 gain is the difference between the premium received and premium spent. In this example, the options will expire worthless if the reference asset is at $100 or higher at the end of one year. However, if the reference assets price is lower than $100 at the end of one year the Fund may suffer losses and generate no income. Specifically, if the reference asset price at the end of one year was $95 or lower the Fund would suffer a net loss of $3 ($5 net loss on the combination of the written option and the purchased option that is partially offset by the net $2 premium received).

The adviser executes the option strategy primarily through over-the-counter options, swap contracts and forward contracts, but may also use listed options. Swaps and forwards are used to produce option-like outcomes when they are more economically efficient than options. The adviser uses a proprietary selection process that focuses on (i) allocation among option sub-strategies that are, in total, expected to produce at least 25% annual returns; and (ii) option strike prices and maturities consistent with the 25% return goal. The adviser focuses the Fund’s portfolio on options with a one-year maturity. However, because the size of the Fund, index price levels, and ETF prices will change over time, the Fund’s option portfolio will have multiple maturities and strike prices. The adviser replaces maturing options and may adjust positions following a large (over 10%) price swing in an option’s reference asset price. The adviser has no set rebalancing or resetting cycle for the Fund’s portfolio but will make an adjustment to produce higher expected returns.

The following describes the spread option strategies employed, whether directly through options or through options imbedded in a swap contract or forward contract. The Fund anticipates investing primarily under the “Worst of Three” Barrier Put Spread Sub-Strategy described below, but will increase allocations to the Barrier Put Spread Sub-Strategy and General Put Spread Sub-Strategy to attempt to achieve the 25% return goal, if the Worst of Three Barrier Put Spread Sub-Strategy is insufficient to reach this goal. The adviser may not be successful in implementing any of the spread strategies.

Barrier Put Spread Sub-Strategy

In a barrier put spread strategy the Fund seeks to provide an investment “barrier” – an investment strategy whereby a payoff depends upon whether a reference asset has breached a predetermined performance level (e.g. 25% loss). However, barriers will likely range from 10% to 30%. For an outcome period for a particular spread, the Fund establishes a barrier against losses that is based upon the performance of a reference asset over the duration of the outcome period. The Fund is not expected to experience losses, on a specific barrier spread, over the course of an outcome period if the market value of the reference asset decreases by the barrier amount (e.g. 25%) or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. If, for a specific barrier put spread, at the conclusion of an outcome period, the reference asset losses have breached the barrier, the Fund will experience losses. Generally, losses will be to the full extent of the reference asset on a one-to-one basis. The adviser may not be successful in implementing a barrier spread strategy.

The Barrier. Fund shareholders are subject to all of the losses experienced by the reference asset, such as an index or index-representative ETF (“RA”); however, for a specific barrier put spread, the Fund provides a barrier such that investors will only experience losses if the RA experiences losses that exceed the barrier at the end of a selected outcome period. For example, a specific barrier might be set at a level such that investors are not expected to experience losses against the first 25% of RA losses over the course of a selected outcome period, to the extent RA decreases in value by 25% or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. The barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the barrier will be reduced by the Fund’s annual management of 0.75% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s barrier strategy is designed to produce outcomes upon the expiration of its barrier-related options investments on the last day of a selected outcome period, for a specific barrier put spread, and it therefore should not be expected that the barrier will be provided at any point prior to the last day of a selected outcome period. There is theoretically no limit on losses the Fund could experience, and an investor may lose all of its investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s barrier-related options, for a specific barrier put spread, is such that if at the conclusion of a selected outcome period, RA losses have breached the barrier, the Fund will begin to experience losses starting at the barrier. For a specific barrier put spread, the Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, for a specific barrier put spread, the operation of the Fund’s barrier-related options is such that, at the end of a selected outcome period, if RA losses measured over a outcome period exceed the barrier (in this example, 25%) but are less than 26%, the Fund will experience, prior to the payment of any distributions, accelerated losses from 0% to 26%. If, for a specific barrier put spread, at the end of a selected outcome period, RA losses measured over an outcome period exceed 26%, the Fund will experience, prior to the payment of any distributions, one-to-one losses of the RA.

●	Initial Breach Losses. For a specific barrier put spread, Initial Breach Losses occur when RA has exceeded the barrier, but by an amount less than or equal to 26%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as a sold put option contract. Specifically, in this example the Fund invests in a package of 25 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put option that provides one-to-one downside exposure starting at -25% of RA. If RA losses exceed the barrier, but by an amount less than or equal to 27%, the Fund will experience the below losses over an outcome period, for a specific barrier put spread:

Example Outcome Period Initial and Full Breach Losses Profile

SPY Losses	Put Spread Losses	Put Losses	Contribution to Fund Performance
-25.00%	0.00%	0.00%	0.00%
-25.25%	-6.25%	-0.25%	-6.50%
-25.50%	-12.50%	-0.50%	-13.00%
-25.75%	-18.75%	-0.75%	-19.50%
-26.00%	-25.00%	-1.00%	-26.00%
-27.00%	-25.00%	-2.00%	-27.00%

●	Full Breach Losses. For a specific barrier put spread, Full Breach Losses occur after RA losses are equal to or exceed 26%. Full Breach Losses are a result of the Fund’s barrier-related options and expose the Fund to the extent of RA losses on a one-to-one basis over the course of a selected outcome period, for a specific barrier put spread. As shown in the table above, if RA’s loss has exceeded 26%, the Fund’s put spread options will produce a loss of 25% and the Fund’s naked put option will produce the remaining loss such that losses, in combination, will equal the losses of RA. There is no limit on losses the Fund can experience, and an investor may lose nearly its entire investment.

“Worst of Three” Barrier Put Spread Sub-Strategy

This sub-strategy is the focus of the Fund’s option writing strategy. A “worst of” barrier put spread strategy is designed to produce the same return outcome profile as a barrier strategy, but rather than use a single reference asset, three reference assets are used. This type of option that binds up three reference assets is complex and is sometimes referred to as a compound option (i.e. an option on more than one reference asset). The adviser expects to execute this aspect of the strategy through an over-the-counter option or as embedded in a swap. However, “worst of” barrier option spreads do not provide a portfolio-wide level of downside protection. Here, on a specific “worst of” barrier spread, the predetermined performance level (e.g. 25%) is measured against the worst performing of the reference assets over an outcome period. However, barriers will likely range from 10% to 30%. The adviser may not be successful in implementing a “worst of” barrier spread strategy.

General Put Spread Sub-Strategy

When the adviser believes non-barrier option writing is compelling, it may employ other put spread strategies. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. However, option spreads do not provide a portfolio-wide level of downside protection. The adviser may not be successful in implementing a general spread strategy.

Generally, the adviser writes options (whether direct or through options imbedded in a swap contract or forward contract) that it expects to expire worthless. Additionally, while the adviser expects options to be held to expiration, it may adjust positions following a large (over 10%) price swing in an option’s reference asset price.

A put option gives the owner the right, but not the obligation, to sell a reference asset at a specified price (strike price) within, or at the end of, a specific time period. An at-the-money put option has a strike price equal to the current price of the reference asset. An out-of-the-money put option has a strike price below the current price of the reference asset. By selling put options in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written options. For example, if a written option expires worthless, the entire premium received is income to the Fund. While derivative-based gains are considered capital gains under GAAP (generally accepted accounting principles) they are commonly described as income by securities market participants. The Fund has adopted the market convention of describing option premium as income. The option writing strategy is a form of leveraged investing. The adviser primarily considers options, swaps and forwards with up to two years to maturity. However, the adviser anticipates concentrating on options (whether direct or imbedded in a swap or forward) with shorter maturities because the option value erodes faster than with long-term options. For example, the option premium received by the Fund for writing a sequence of one-year options would be larger than the option premium received by the Fund for writing a single two-year option.

When writing options or entering into swap and forward contracts, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Simplify Barrier Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser seeks to fulfill the Fund’s investment objective by using two income strategies: (1) an interest income strategy and (2) an income generating option spread strategy. Barrier in the Fund’s name refers to the Fund’s out-of-the-money barrier put spread strategies. An out-of-the-money put option has a strike price below the current price of the reference asset.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. The Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a barrier against losses that serves to provide for a maximum amount of potential losses. As a result, an investor can lose its entire investment prior to consideration of any distribution payments.

Interest Income Strategy

The Fund invests primarily in interest income producing U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury and fixed income ETFs that invest primarily in U.S. Government securities. The Fund targets an average securities portfolio duration of two years or less but does not restrict individual security maturity. Duration is a measure of the price sensitivity of a debt instrument when interest rates change. For example, if a note has a duration of 1 year, a 1% rise in rates would result in a 1% decline in price. The adviser selects securities to maximize portfolio yield within the current duration target and the adviser sells securities primarily to adjust portfolio duration.

Income Generating Option Spread Strategy

To generate additional income, the Fund employs an option spread writing strategy on equity ETFs and equity indexes that are representative of major equity market sectors: (i) large capitalization stocks, (ii) domestic and international nonfinancial stocks, and (iii) small capitalization stocks. Written options are partially hedged because the Fund owns a partially offsetting option to reduce a portion of the Fund’s risk. The adviser selects equity indexes and equity ETFs holding stocks of any market capitalization. The adviser focuses on indexes that are representative of major equity market sectors described above and index-based domestically-traded ETFs linked to those indexes. The Fund’s adviser anticipates focusing on using three ETFs that are representative of major equity market sectors, large capitalization stocks, domestic and international nonfinancial stocks, and small capitalization stocks as represented by: (1) SPDR® S&P 500® ETF Trust (“SPY”), (2) Invesco QQQ Trust℠, Series 1 (“QQQ”), and (3) iShares® Russell 2000 ETF (“IWM”),respectively. However, with notice to shareholders, other major equity market sectors, as represented by indexes or ETFs may be used if they offer higher returns.

Option spread writing is intended to generate income for the Fund by capturing written put option premiums that are larger than the cost of purchasing a partially offsetting put option. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. For example, in general conceptual terms, if the Fund received $7 for writing a one-year put option with a strike price of $100 when the reference asset was at $100; while simultaneously investing $5 in one-year put option with a strike price of $95, it would have a potential income gain of $2 if both options expired worthless. The $2 gain is the difference between the premium received and premium spent. In this example, the options will expire worthless if the reference asset is at $100 or higher at the end of one year. However, if the reference assets price is lower than $100 at the end of one year the Fund may suffer losses and generate no income. Specifically, if the reference asset price at the end of one year was $95 or lower the Fund would suffer a net loss of $3 ($5 net loss on the combination of the written option and the purchased option that is partially offset by the net $2 premium received).

The adviser executes the option strategy primarily through over-the-counter options, swap contracts and forward contracts, but may also use listed options. Swaps and forwards are used to produce option-like outcomes when they are more economically efficient than options. The adviser focuses the Fund’s portfolio on options with a one-year maturity. However, because the size of the Fund, index price levels, and ETF prices will change over time, the Fund’s option portfolio will have multiple maturities and dollar strike prices. The adviser replaces maturing options and may adjust positions following a large (over 10%) price swing in an option’s reference asset price. The adviser has no set rebalancing or resetting cycle for the Fund’s portfolio but will make an adjustment to produce higher expected returns.

The following describes the spread option strategies employed, whether directly through options or through options imbedded in a swap contract or forward contract. The Fund anticipates investing primarily under the “Worst of Three” Barrier Put Spread Sub-Strategy described below, but will increase allocations to the Barrier Put Spread Sub-Strategy and General Put Spread Sub-Strategy to attempt to achieve higher returns, as market conditions dictate. The adviser may not be successful in implementing any of the spread strategies.

Barrier Put Spread Sub-Strategy

In a barrier put spread strategy the Fund seeks to provide an investment “barrier” – an investment strategy whereby a payoff depends upon whether a reference asset has breached a predetermined performance level of a 30% loss. For an outcome period for a particular spread, the Fund establishes a 30% barrier against losses that is based upon the performance of a reference asset over the duration of the outcome period. The Fund is not expected to experience losses, on a specific barrier spread, over the course of an outcome period if the market value of the reference asset decreases by the barrier amount of 30% or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. If at the conclusion of an outcome period, the reference asset losses have breached the barrier, the Fund will experience losses. Generally, losses will be to the full extent of the reference asset on a one-to-one basis. The adviser may not be successful in implementing a barrier spread strategy.

The Barrier. Fund shareholders are subject to all of the losses experienced by the reference asset, such as am index or index-representative ETF (“RA”); however, for a specific barrier put spread, the Fund provides a barrier such that investors will only experience losses if the RA experiences losses that exceed the barrier at the end of a selected outcome period. A specific barrier is set at a level such that investors are not expected to experience losses against the first 30% of RA losses over the course of a selected outcome period, to the extent RA decreases in value by 30% or less. Barrier option spreads do not provide a portfolio-wide level of downside protection. The barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the barrier will be reduced by the Fund’s annual management of 0.75% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s barrier strategy, for a specific barrier put spread, is designed to produce outcomes upon the expiration of its barrier-related options investments on the last day of a selected outcome period and it therefore should not be expected that the barrier will be provided at any point prior to the last day of a selected outcome period. There is theoretically no limit on losses the Fund could experience, and an investor may lose all of its investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s barrier-related options is such that, for a specific barrier put spread, if at the conclusion of a selected outcome period, RA losses have breached the barrier, the Fund will begin to experience losses starting at the barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, for a specific barrier put spread, the operation of the Fund’s barrier-related options is such that, at the end of a selected outcome period, if RA losses measured over an outcome period exceed the barrier (in this example, 30%) but are less than 31%, the Fund will experience, prior to the payment of any distributions, accelerated losses from 0% to 31%. If, for a specific barrier put spread, at the end of a selected outcome period, RA losses measured over an outcome period exceed 31%, the Fund will experience, prior to the payment of any distributions, one-to-one losses of RA.

●	Initial Breach Losses. For a specific barrier put spread, Initial Breach Losses occur when RA has exceeded the barrier, but by an amount less than or equal to 31%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as a sold put option contract. Specifically, in this example the Fund invests in a package of 30 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put option that provides one-to-one downside exposure starting at -30% of RA. If, for a specific barrier put spread, RA losses exceed the barrier, but by an amount less than or equal to 32%, the Fund will experience the below losses over an outcome period:

Example Outcome Period Initial and Full Breach Losses Profile

SPY Losses	Put Spread Losses	Put Losses	Contribution to Fund Performance
-30.00%	0.00%	0.00%	0.00%
-30.25%	-7.50%	-0.25%	-7.25%
-30.50%	-15.00%	-0.50%	-15.50%
-30.75%	-22.50%	-0.75%	-23.25%
-31.00%	-30.00%	-1.00%	-31.00%
-32.00%	-30.00%	-2.00%	-32.00%

•	Full Breach Losses. For a specific barrier put spread, Full Breach Losses occur after RA losses are equal to or exceed 31%. Full Breach Losses are a result of the Fund’s barrier-related options and expose the Fund to the extent of RA losses on a one-to-one basis over the course of a selected outcome period. As shown in the table above, for a specific barrier put spread, if RA’s loss has exceeded 31%, the Fund’s put spread options will produce a loss of 30% and the Fund’s naked put option will produce the remaining loss such that losses, in combination, will equal the losses of RA. There is no limit on losses the Fund can experience, and an investor may lose nearly its entire investment.

“Worst of Three” Barrier Put Spread Sub-Strategy

This sub-strategy is the focus of the Fund’s option writing strategy. A “worst of” barrier put spread strategy is designed to produce the same return outcome profile as a barrier strategy, but rather than use a single reference asset, three reference assets are used. This type of option that binds up three reference assets is complex and is sometimes referred to as a compound option (i.e. an option on more than one reference asset). The adviser expects to execute this aspect of the strategy through an over-the-counter option or as embedded in a swap. However, “worst of” barrier option spreads do not provide a portfolio-wide level of downside protection. Here, for a specific barrier put spread, the predetermined performance level of 30% is measured against the worst performing of the reference assets over an outcome period. The adviser may not be successful in implementing a “worst of” barrier spread strategy.

General Put Spread Sub-Strategy

When the adviser believes non-barrier option writing is compelling, it may employ other put spread strategies. In a put option spread, the Fund writes an at-the-money or out-of-the-money (below current market price) put option while also purchasing a further out-of-the-money put option. However, option spreads do not provide a portfolio-wide level of downside protection. The adviser may not be successful in implementing a general spread strategy.

Generally, the adviser writes options (whether direct or through options imbedded in a swap contract or forward contract) that it expects to expire worthless. Additionally, while the adviser expects options to be held to expiration, it may adjust positions following a large (over 10%) price swing in an option’s reference asset price.

A put option gives the owner the right, but not the obligation, to sell a reference asset at a specified price (strike price) within, or at the end of, a specific time period. An at-the-money put option has a strike price equal to the current price of the reference asset. An out-of-the-money put option has a strike price below the current price of the reference asset. By selling put options in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written options. For example, if a written option expires worthless, the entire premium received is income to the Fund. While derivative-based gains are considered capital gains under GAAP (generally accepted accounting principles) they are commonly described as income by securities market participants. The Fund has adopted the market convention of describing option premium as income. The option writing strategy is a form of leveraged investing. The adviser primarily considers options, swaps and forwards with up to two years to maturity. However, the adviser anticipates concentrating on options (whether direct or imbedded in a swap or forward) with shorter maturities because the option value erodes faster than with long-term options. For example, the option premium received by the Fund for writing a sequence of one-year options would be larger than the option premium received by the Fund for writing a single two-year option.

When writing options or entering into swap and forward contracts, the Fund is required to post collateral to assure its performance to the counterparty. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.